Consolidated Statements of Changes in Equity/(Deficit) - USD ($)		Ordinary Shares Class A	Ordinary Shares Class B	Additional paid-in capital	Accumulated deficit	Accumulated other comprehensive (loss)/income	Total
Balance at Dec. 31, 2022		$ 500	$ 3,602	$ 32,240	$ (1,323,341)	$ (37,788)	$ (1,324,787)
Balance (in Shares) at Dec. 31, 2022	[1]	50,000,000	360,205,000
Net loss					(4,774,087)		(4,774,087)
Contribution from shareholders			$ 918	8,394,444			8,395,362
Contribution from shareholders (in Shares)	[1]		91,759,286
Dividend distribution					(86,117)		(86,117)
Foreign currency translation adjustments						222,279	222,279
Balance at Dec. 31, 2023		$ 500	$ 4,520	8,426,684	(6,183,545)	184,491	2,432,650
Balance (in Shares) at Dec. 31, 2023	[1]	50,000,000	451,964,286
Net loss					(8,122,842)		(8,122,842)
Issuance of ordinary shares upon Initial Public Offering (“IPO”)			$ 144	8,999,856			9,000,000
Issuance of ordinary shares upon Initial Public Offering (“IPO”) (in Shares)	[1]		14,400,000
Deferred offering cost				(3,422,887)			(3,422,887)
Foreign currency translation adjustments						(267,983)	(267,983)
Balance at Dec. 31, 2024		$ 500	$ 4,664	14,003,653	(14,306,387)	(83,492)	(381,062)
Balance (in Shares) at Dec. 31, 2024	[1]	50,000,000	466,364,286
Net loss					(22,759,504)		(22,759,504)
Non-employee share-based payment			$ 1,375	7,021,371			7,022,746
Non-employee share-based payment (in Shares)	[1]		137,500,000
Issuance of Pre-Delivery shares related to convertible notes			$ 143	485,565			485,708
Issuance of Pre-Delivery shares related to convertible notes (in Shares)	[1]		14,295,000
Issuance for PIPE financing			$ 1,486	1,979,896			1,981,382
Issuance for PIPE financing (in Shares)	[1]		148,605,714
Acquisition of long-term investment			$ 1,040	7,095,960			7,097,000
Acquisition of long-term investment (in Shares)	[1]		104,000,000
Foreign currency translation adjustments						(207,074)	(207,074)
Balance at Dec. 31, 2025		$ 500	$ 8,708	$ 30,586,445	$ (37,065,891)	$ (290,566)	$ (6,760,804)
Balance (in Shares) at Dec. 31, 2025	[1]	50,000,000	870,765,000

[1]	The shares and per share information are presented on a retroactive basis to reflect the reorganization (Note 1).